Shareholders' Equity and Comprehensive Income Shareholders' Equity and Comprehensive Income (Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period	$ (1,225)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(65)	$ 1,600	$ 515
Balance at the end of the period	(1,841)	(1,225)
Currency Translation Adjustments
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period	(693)	(519)	(419)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(541)	(133)	(85)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1	(41)	(15)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(540)	(174)	(100)
Balance at the end of the period	(1,233)	(693)	(519)
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Components of accumulated other comprehensive income (loss)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(9)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(9)
Balance at the end of the period	(9)
Accumulated Defined Benefit Plans Adjustment
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period	(532)	(468)	(547)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(84)	(80)	61
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	17	16	18
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(67)	(64)	79
Balance at the end of the period	(599)	(532)	(468)
Accumulated Other Comprehensive Loss
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period	(1,225)	(987)	(966)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(634)	(213)	(24)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	18	(25)	3
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(616)	(238)	(21)
Balance at the end of the period	$ (1,841)	$ (1,225)	$ (987)